Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
C000012491
Account Value [Line Items]
Line Graph and Table Measure Name	A
C000012493
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,521	$ 32,144	$ 29,075	$ 26,031	$ 26,912	$ 24,749	$ 23,023	$ 21,404	$ 22,503	$ 26,821	$ 28,114	$ 25,322	$ 25,175	$ 23,193	$ 21,844	$ 19,478	$ 17,881	$ 14,834	$ 18,449	$ 16,915	$ 16,633	$ 15,946	$ 14,031	$ 16,225	$ 15,064	$ 14,563	$ 14,675	$ 13,760	$ 13,170	$ 12,776	$ 12,045	$ 11,602	$ 11,171	$ 10,903	$ 10,758	$ 10,051	$ 10,742	$ 10,712	$ 10,612	$ 10,113	$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 838,017	803,593	726,865	650,779	672,803	618,714	575,563	535,104	562,572	670,536	702,857	633,050	629,386	579,819	546,097	486,943	447,026	370,843	461,235	422,880	415,818	398,661	350,786	405,626	376,588	364,086	366,871	344,012	329,260	319,396	301,129	290,038	279,280	272,587	268,962	251,266	268,557	267,812	265,291	252,820	250,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,521	$ 32,144	$ 29,075	$ 26,031	$ 26,912	$ 24,749	$ 23,023	$ 21,404	$ 22,503	$ 26,821	$ 28,114	$ 25,322	$ 25,175	$ 23,193	$ 21,844	$ 19,478	$ 17,881	$ 14,834	$ 18,449	$ 16,915	$ 16,633	$ 15,946	$ 14,031	$ 16,225	$ 15,064	$ 14,563	$ 14,675	$ 13,760	$ 13,170	$ 12,776	$ 12,045	$ 11,602	$ 11,171	$ 10,903	$ 10,758	$ 10,051	$ 10,742	$ 10,712	$ 10,612	$ 10,113	$ 10,000